PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Balance at beginning of period	$ 4,892
Balance at end of period	4,961	$ 4,892
Cost
Property and equipment
Balance at beginning of period	63,344	71,851
Additions during the year	950	1,289
Disposals during the year	(22,291)	(8,184)
Transfer from inventory, net	462	226
Currency translation differences	(607)	(1,838)
Balance at end of period	41,858	63,344
Accumulated depreciation
Property and equipment
Balance at beginning of period	(58,452)	(67,199)
Additions during the year	1,035	958
Disposals during the year	22,244	7,906
Impairment	164
Currency translation differences	(510)	(1,799)
Balance at end of period	(36,897)	(58,452)
Computers and peripheral equipment
Property and equipment
Balance at beginning of period	1,239
Balance at end of period	1,409	1,239
Computers and peripheral equipment | Cost
Property and equipment
Balance at beginning of period	13,932	16,856
Additions during the year	513	699
Disposals during the year	(12,521)	(3,275)
Transfer from inventory, net	0	0
Currency translation differences	(230)	(348)
Balance at end of period	1,694	13,932
Computers and peripheral equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(12,693)	(15,821)
Additions during the year	337	329
Disposals during the year	12,521	3,113
Impairment	0
Currency translation differences	(224)	(344)
Balance at end of period	(285)	(12,693)
Medical equipment
Property and equipment
Balance at beginning of period	83
Balance at end of period	91	83
Medical equipment | Cost
Property and equipment
Balance at beginning of period	5,308	5,466
Additions during the year	34	7
Disposals during the year	(5,102)	0
Transfer from inventory, net	0	0
Currency translation differences	(102)	(165)
Balance at end of period	138	5,308
Medical equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(5,225)	(5,359)
Additions during the year	25	26
Disposals during the year	5,102	0
Impairment	0
Currency translation differences	(101)	(160)
Balance at end of period	(47)	(5,225)
Office furniture and equipment
Property and equipment
Balance at beginning of period	502
Balance at end of period	438	502
Office furniture and equipment | Cost
Property and equipment
Balance at beginning of period	1,865	2,198
Additions during the year	25	66
Disposals during the year	(895)	(366)
Transfer from inventory, net	0	0
Currency translation differences	(27)	(33)
Balance at end of period	968	1,865
Office furniture and equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(1,363)	(1,611)
Additions during the year	88	104
Disposals during the year	895	325
Impairment	0
Currency translation differences	(26)	(27)
Balance at end of period	(530)	(1,363)
Motor vehicles and ambulances
Property and equipment
Balance at beginning of period	407
Balance at end of period	497	407
Motor vehicles and ambulances | Cost
Property and equipment
Balance at beginning of period	2,285	2,210
Additions during the year	201	181
Disposals during the year	(933)	(46)
Transfer from inventory, net	0	0
Currency translation differences	(23)	(60)
Balance at end of period	1,530	2,285
Motor vehicles and ambulances | Accumulated depreciation
Property and equipment
Balance at beginning of period	(1,878)	(1,923)
Additions during the year	109	60
Disposals during the year	933	46
Impairment	0
Currency translation differences	(21)	(59)
Balance at end of period	(1,033)	(1,878)
Leasehold improvements
Property and equipment
Balance at beginning of period	950
Balance at end of period	871	950
Leasehold improvements | Cost
Property and equipment
Balance at beginning of period	3,951	3,930
Additions during the year	82	127
Disposals during the year	(2,611)	0
Transfer from inventory, net	0	0
Currency translation differences	(72)	(106)
Balance at end of period	1,350	3,951
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance at beginning of period	(3,001)	(2,946)
Additions during the year	147	139
Disposals during the year	2,611	0
Impairment	0
Currency translation differences	(58)	(84)
Balance at end of period	(479)	(3,001)
Devices on loan
Property and equipment
Balance at beginning of period	1,711
Balance at end of period	1,655	1,711
Devices on loan | Cost
Property and equipment
Balance at beginning of period	36,003	41,191
Additions during the year	95	209
Disposals during the year	(229)	(4,497)
Transfer from inventory, net	462	226
Currency translation differences	(153)	(1,126)
Balance at end of period	36,178	36,003
Devices on loan | Accumulated depreciation
Property and equipment
Balance at beginning of period	(34,292)	(39,539)
Additions during the year	329	300
Disposals during the year	182	4,422
Impairment	164
Currency translation differences	(80)	(1,125)
Balance at end of period	$ (34,523)	$ (34,292)